Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main items related to operating activities
Overdue receivables	$ 3,767	$ 3,156	$ 3,525
Due in less than 90 days
Main items related to operating activities
Overdue receivables	1,993	1,682	1,273
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	273	235	1,013
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	450	350	538
Due after 12 months
Main items related to operating activities
Overdue receivables	1,051	889	701
Accounts receivable, net
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(576)	(596)	(544)
Increase (net)	(62)	53	(17)
Currency translation adjustments and other variations	14	(33)	(35)
Valuation allowance as of the end of the period	(624)	(576)	(596)
Other current assets
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(461)	(400)	(426)
Increase (net)	(148)	(58)	33
Currency translation adjustments and other variations	36	(3)	(7)
Valuation allowance as of the end of the period	$ (573)	$ (461)	$ (400)